Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33863
Entity Registrant Name	XINYUAN REAL ESTATE CO., LTD.
Entity Central Index Key	0001398453
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27/F, China Central Place, Tower II
Entity Address, Address Line Two	79 Jianguo Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	Beijing 100025
Title of 12(b) Security	American Depositary Shares, each representing 20 common shares, par value US$0.0001 per share
Trading Symbol	XIN
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	112,273,601
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Xinyuan Real Estate Co., Ltd.
Entity Address, Address Line Two	27F, China Central Place, Tower II
Entity Address, Address Line Three	79 Jianguo Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	Beijing 100025
City Area Code	86-10
Local Phone Number	8588-9255
Contact Personnel Name	Yong Zhang
Contact Personnel Email Address	irteam@xyre.com